Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 17,122	£ 94,163	£ 83,093
Weighted average number of shares outstanding (in shares)	58,318,968	57,314,839	56,272,036
Earnings per share - basic (in gbp per share)	£ 0.29	£ 1.64	£ 1.48
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 17,122	£ 94,163	£ 83,093
Weighted average number of shares outstanding (in shares)	58,318,968	57,314,839	56,272,036
Diluted by: options in issue and contingent shares (in shares)	430,529	767,549	1,746,164
Weighted average number of shares outstanding (diluted) (in shares)	58,749,497	58,082,388	58,018,200
Earnings per share - diluted (in gbp per share)	£ 0.29	£ 1.62	£ 1.43